Property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	$ 15,081,105	$ 13,188,131
Balance as at December 31,2014	17,320,041	15,081,105	$ 13,188,131
Property, plant and equipment	17,320,041	15,081,105	13,188,131
Acquisitions through business combinations, property, plant and equipment	1,132,871		11,581
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	1,210,052	1,160,809
Balance as at December 31,2014	1,353,643	1,210,052	1,160,809
Property, plant and equipment	1,210,052	1,210,052	1,160,809
Acquisitions through business combinations, property, plant and equipment	133,347
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	45,224	36,442
Balance as at December 31,2014	50,329	45,224	36,442
Property, plant and equipment	45,224	45,224	36,442
Acquisitions through business combinations, property, plant and equipment	5,679		16
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	5,186	8,742
Balance as at December 31,2014	2,661	5,186	8,742
Property, plant and equipment	5,186	5,186	8,742
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	1,459,682	1,268,545
Balance as at December 31,2014	1,435,147	1,459,682	1,268,545
Property, plant and equipment	1,459,682	1,459,682	1,268,545
Buildings and construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	5,471,570	5,074,336
Balance as at December 31,2014	6,116,970	5,471,570	5,074,336
Property, plant and equipment	5,471,570	5,471,570	5,074,336
Acquisitions through business combinations, property, plant and equipment	500,608
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	5,971,025	5,078,940
Balance as at December 31,2014	7,315,057	5,971,025	5,078,940
Property, plant and equipment	5,971,025	5,971,025	5,078,940
Acquisitions through business combinations, property, plant and equipment	491,101		126
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	869,900	534,673
Balance as at December 31,2014	1,001,747	869,900	534,673
Property, plant and equipment	869,900	869,900	534,673
Acquisitions through business combinations, property, plant and equipment	2,137		11,439
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	48,466	25,644
Balance as at December 31,2014	44,487	48,466	25,644
Property, plant and equipment	48,466	48,466	25,644
Total [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	27,218,077	24,689,546	22,986,027
Additions	3,513,378	2,459,744	1,824,509
Disposals	(286,965)	(556,829)	(458,157)
Currency traslation	(121,978)	625,616	337,167
Balance as at December 31,2014	30,322,512	27,218,077	24,689,546
Property, plant and equipment	27,218,077	24,689,546	24,689,546
Total [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	1,210,052	1,160,809	1,094,182
Additions	156,000	40,398	57,901
Disposals	(8,851)	(6,257)	(661)
Currency traslation	(3,558)	15,102	9,387
Balance as at December 31,2014	1,353,643	1,210,052	1,160,809
Property, plant and equipment	1,210,052	1,160,809	1,160,809
Total [Member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	174,183	155,995	153,015
Additions	19,515	20,548	6,372
Disposals	(23,505)	(5,183)	(5,351)
Currency traslation	(441)	2,823	1,959
Balance as at December 31,2014	169,752	174,183	155,995
Property, plant and equipment	174,183	155,995	155,995
Total [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	5,186	8,742	21,442
Additions	0	0	0
Disposals	(2,525)	(3,556)	(12,700)
Currency traslation	0	0	0
Balance as at December 31,2014	2,661	5,186	8,742
Property, plant and equipment	5,186	8,742	8,742
Total [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	1,459,682	1,268,545	991,866
Additions	694	103,695	295,291
Disposals	(33,419)	0	(18,612)
Currency traslation	8,190	87,442	0
Balance as at December 31,2014	1,435,147	1,459,682	1,268,545
Property, plant and equipment	1,459,682	1,268,545	1,268,545
Total [Member] | Buildings and construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	10,603,293	10,017,180	9,669,990
Additions	896,020	423,357	204,254
Disposals	(3,200)	(69,520)	(17,191)
Currency traslation	(55,829)	232,276	160,127
Balance as at December 31,2014	11,440,284	10,603,293	10,017,180
Property, plant and equipment	10,603,293	10,017,180	10,017,180
Total [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	12,035,769	10,706,221	9,816,722
Additions	2,158,477	1,408,298	991,378
Disposals	(106,310)	(355,957)	(262,222)
Currency traslation	(66,055)	277,207	160,343
Balance as at December 31,2014	14,021,881	12,035,769	10,706,221
Property, plant and equipment	12,035,769	10,706,221	10,706,221
Total [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	1,611,153	1,286,212	1,171,030
Additions	269,462	433,746	247,232
Disposals	(105,982)	(114,222)	(135,257)
Currency traslation	(1,480)	5,417	3,207
Balance as at December 31,2014	1,773,153	1,611,153	1,286,212
Property, plant and equipment	1,611,153	1,286,212	1,286,212
Total [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	118,759	85,842	67,780
Additions	13,210	29,702	22,081
Disposals	(3,173)	(2,134)	(6,163)
Currency traslation	(2,805)	5,349	2,144
Balance as at December 31,2014	125,991	118,759	85,842
Property, plant and equipment	118,759	85,842	85,842
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	(12,136,972)	(11,501,415)	(10,931,273)
Disposals	176,150	435,734	277,838
Currency traslation	34,139	(145,543)	(78,710)
Depreciation for the year	(1,075,788)	(925,748)	(769,270)
Balance as at December 31,2014	(13,002,471)	(12,136,972)	(11,501,415)
Property, plant and equipment	(12,136,972)	(11,501,415)	(11,501,415)
Accumulated depreciation and amortisation [member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	(128,959)	(119,553)	(113,638)
Disposals	20,779	2,038	4,210
Currency traslation	429	(1,203)	(644)
Depreciation for the year	(11,672)	(10,241)	(9,481)
Balance as at December 31,2014	(119,423)	(128,959)	(119,553)
Property, plant and equipment	(128,959)	(119,553)	(119,553)
Accumulated depreciation and amortisation [member] | Buildings and construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	(5,131,723)	(4,942,844)	(4,754,662)
Disposals	2,074	38,726	9,199
Currency traslation	8,848	(34,795)	(17,979)
Depreciation for the year	(202,513)	(192,810)	(179,402)
Balance as at December 31,2014	(5,323,314)	(5,131,723)	(4,942,844)
Property, plant and equipment	(5,131,723)	(4,942,844)	(4,942,844)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	(6,064,744)	(5,627,281)	(5,210,886)
Disposals	69,960	297,180	150,685
Currency traslation	23,421	(104,273)	(54,294)
Depreciation for the year	(735,461)	(630,370)	(512,786)
Balance as at December 31,2014	(6,706,824)	(6,064,744)	(5,627,281)
Property, plant and equipment	(6,064,744)	(5,627,281)	(5,627,281)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	(741,253)	(751,539)	(795,625)
Disposals	80,177	94,872	107,333
Currency traslation	743	(2,803)	(3,592)
Depreciation for the year	(111,073)	(81,783)	(59,655)
Balance as at December 31,2014	(771,406)	(741,253)	(751,539)
Property, plant and equipment	(741,253)	(751,539)	(751,539)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance as at January 1, 2014	(70,293)	(60,198)	(56,462)
Disposals	3,160	2,918	6,411
Currency traslation	698	(2,469)	(2,201)
Depreciation for the year	(15,069)	(10,544)	(7,946)
Balance as at December 31,2014	(81,504)	(70,293)	(60,198)
Property, plant and equipment	$ (70,293)	$ (60,198)	$ (60,198)